Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid (CAP) to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return (TSR) (4)	Net Income (5)
2024	$916,000	$1,444,000	—	—	$119.40	$3,038,529
2023	$125,368	$125,368	—	—	$62.70	$2,775,864

Named Executive Officers, Footnote [Text Block]		(1) The Company’s CEO for all years presented is Daniel O’Brien.
Summary Compensation Total		$ 916,000	$ 125,368
CAP	[1]	$ 1,444,000	125,368
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (SCT) by year to calculate Compensation Actually Paid include:

		CEO
		2024	2023

Summary Compensation Total		$916,000	$125,368

Adjustments for Equity Awards
Deduct:	Grant date aggregate fair value of option awards	(316,000)	—
Deduct:	Aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans	—	—
Add:	Year-end fair value of unvested awards granted in the current year	585,600	—
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—
Add:	Fair values at vest date for awards granted and vested in current year	258,400	—
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	—
Deduct:	Forfeitures during current year equal to prior year-end fair value	—	—
Total Adjustments for Equity Awards		$528,000	$—

CAP		$1,444,000	$125,368

Non-PEO NEO Average Total Compensation Amount	[2]
Non-PEO NEO Average Compensation Actually Paid Amount	[1]
Total Shareholder Return Amount	[3]	119.40	62.70
Net Income (Loss) Attributable to Parent	[4]	$ 3,038,529	$ 2,775,864
PEO Name		Daniel O’Brien	Daniel O’Brien
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		$ 528,000
Grant date aggregate fair value of option awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(316,000)
Aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Year-end fair value of unvested awards granted in the current year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		585,600
Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Fair values at vest date for awards granted and vested in current year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		258,400
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [ Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Forfeitures during current year equal to prior year-end fair value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
CEO
Pay vs Performance Disclosure [Table]
Summary Compensation Total	[5]	$ 916,000	$ 125,368

[1]	Deductions from, and additions to, total compensation in the Summary Compensation Table (SCT) by year to calculate Compensation Actually Paid include:
[2]	With the exception of Daniel B. O’Brien, the Company did not have any Named Executive Officers during the two years ended December 31, 2024.
[3]	Total Shareholder Return assumes the investment of $100 in our common stock on December 31, 2022 and is based on the closing price of our common stock on December 31, 2024 and 2023.
[4]	The Company’s net income as reflected in the Company’s audited financial statements.
[5]	The Company’s CEO for all years presented is Daniel O’Brien.